Shareholder Report, Holdings (Details) - C000084913	Nov. 30, 2025
67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
302130109 | Expeditors International of Washington, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
592688105 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
896239100 | Trimble, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
45167R104 | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
705573103 | Pegasystems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
22160N109 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy
Holdings [Line Items]
Percent of Total Investments	1.50%
Financials
Holdings [Line Items]
Percent of Total Investments	5.70%
Materials
Holdings [Line Items]
Percent of Total Investments	6.10%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.80%
Health Care
Holdings [Line Items]
Percent of Total Investments	12.90%
Technology
Holdings [Line Items]
Percent of Total Investments	21.20%
Industrials
Holdings [Line Items]
Percent of Total Investments	29.40%
Industrials031100100
Holdings [Line Items]
Percent of Total Investments	93.90%
Health Care78464A870
Holdings [Line Items]
Percent of Total Investments	2.30%
Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.80%